Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable

6- Accounts receivable

The carrying amount of accounts receivable is as follows:

	Current	Overdue < 30 days	Overdue 31 – 60 days	Overdue 61 – 120 days	Overdue > 120 days	Total
December 31, 2010	213,059	28,684	15,814	10,368	3,346	271,271
December 31, 2011	264,224	31,529	12,126	13,579	9,433	330,891

The changes in the allowance for doubtful accounts receivable are as follows:

Balance January 1, 2009	(7,300)
Charged to selling, general and administrative expenses	(2,812)
Utilization	1,145
Foreign currency translation effect	(1)

Balance December 31, 2009	(8,968)
Charged to selling, general and administrative expenses	(461)
Utilization	648
Foreign currency translation effect	(522)

Balance December 31, 2010	(9,304)
Charged to selling, general and administrative expenses	(356)
Utilization	2,109
Foreign currency translation effect	(50)

Balance December 31, 2011	(7,601)

The carrying amount of the accounts receivable approximates their fair value.